Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Fair value of plan assets	$ 631	$ 552
Termination benefits	(142)	(147)
Defined benefit obligation	(1,068)	(934)
Total Employee benefits	$ (579)	$ (529)